Discontinued Operations	6 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued operations

(4) Discontinued operations

(a)	Disposal of Puyi Group Limited and its subsidiaries

A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.

In September, 2025, the Company entered into an agreement with a third party to dispose of 100% equity interests in Puyi Group Limited, together with all equity interests in subsidiaries directly or contractually controlled by Puyi Group, or collectively, the Disposed Puyi Group, for a total cash consideration of RMB 70,000. The Disposed Puyi Group historically constituted the Group’s wealth management segment, over which the Group exercised control through equity ownership or contractual agreement. Accordingly, the Group deconsolidated the Disposed Puyi Group with effect from September 30, 2025, and no longer conducts any material operations in the wealth management business.

The Company’s sales of the Disposed Puyi Group represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposed Puyi Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted.

On September 30, 2025, the Group calculated a loss resulting from such disposition as follows:

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of September 30, 2025 is as follow.

RMB
Consideration	70,000

As of September 30, 2025
Assets	RMB
Cash and cash equivalents and restricted cash	10,501
Accounts receivable	8,423
Other receivables	2,533
Other current assets	3,412
Loan receivables, net	91,116
Property, plant, and equipment, net	253
Intangible asset	669
Other non-current assets	948
Right of use asset	3,570
Total assets	121,425
As of September 30, 2025
Liabilities
Accounts payables	2,568
Accrued payroll	1,310
Other payable and accrued expenses	30,453
Operating lease liabilities	3,627
Other tax liabilities,non-current	4,460
Total liabilities	42,418
Total net assets of the Disposed Puyi Group	79,007
Net assets of the Disposed Puyi Group contributable to the Group	79,007
Loss on disposal of the Disposed Puyi Group	(9,007)

The assets and liabilities for discontinued operations of the Disposed Puyi Group comprised the following items as of June 30, 2025:

As of June 30, 2025
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	8,434
Accounts receivable and contract assets	10,617
Other receivables	54,519
Other current assets	3,696
Total current assets	77,266
Non-current assets for discontinued operations
Property, plant, and equipment, net	98
Intangible assets,net	846
Other non-current assets	949
Right of use asset	3,888
Total non-current assets	5,781
Total assets	83,047

Current liabilities for discontinued operations
Accounts payable	2,362
Accrued payroll	2,299
Other payable and accrued expenses	1,618
Current operating lease liabilities	1,257
Total current liabilities	7,536

Non-current liabilities for discontinued operations
Non-current operating lease liabilities	2,646
Other tax liabilities,non-current	4,460
Total non-current liabilities	7,106
Total liabilities	14,642
Total net assets of the Disposed Puyi Group	68,405

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive income (loss) for the six months ended December 31, 2024 and 2025 is as follow:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	30,480	9,483
Operating costs	(4,489)	(1,172)
Selling expenses	(5,683)	(198)
General and administrative expenses	(30,904)	(7,978)
Investment income	241	-
Interest income, net	4,859	2,415
Others, net	(5,966)	(1,395)
Gain(loss) from discontinued operations, before income tax	(11,462)	1,155
Income tax benefit	1,884	-
Share of gain (loss) of affiliates	-	-
Net (loss) income from discontinued operations	(9,578)	1,155

The condensed cash flows of the Disposed Puyi Group were as follows for the six months ended December 31, 2024 and 2025:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Net cash (used in) generated from operating activities	(11,346)	2,579
Net cash used in investing activities	(5,651)	(244)
Net cash used in financing activities	(3,794)	-

	Six months ended December 31,
	2024	2025
	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	42,108	204
Provision for allowance for credit losses on financial assets	6,011	-
Loss on disposal of property and equipment	773	-
Gain on disposal of subsidiaries	-	(2,492)
Significant investing activities:
Purchase of property, plant and equipment	(15)	(183)
Proceeds from disposal of property, plant and equipment	247	-
Purchase of short term investments	(60,000)	-
Proceeds from disposal of short term investments	60,241	-
(b)	Deconsolidation of AIFU

In December, 2025, AIFU Inc. completed the issuance of its 5,000,000 class B ordinary shares to a third party. Following this issuance, the Company’s aggregate beneficial ownership of the total outstanding shares of AIFU Inc. was diluted to approximately 7.85%, and the Company’s aggregate voting power was diluted to approximately 16.75%. As a result of the AIFU reorganization, the Group no longer holds the controlling financial interest in AIFU Inc and its subsidiaries, or the Deconsolidated AIFU Group. Accordingly, the Deconsolidated AIFU Group was deconsolidated from the Group as of December 31, 2025 and no longer conduct any material operations in the insurance agency business (such transaction, the “Deconsolidation”). The Group’s unaudited consolidated statement of operations for the six months ended December 31, 2025 therefore includes six months of activity related to AIFU prior to the Deconsolidation. December 31, 2025, the assets and liabilities of AIFU are no longer included within the Group's consolidated balance sheets. Any discussions related to results, operations, and accounting policies associated with AIFU are referring to the periods prior to the Deconsolidation. Upon Deconsolidation, the Group recognized a loss of approximately RMB8,187, which is recorded within net Income (loss) from discontinued operations, net of tax in the Group’s unaudited consolidated statements of operations for the six months ended December 31, 2025. Subsequent to the Deconsolidation, we accounted for the Group’s equity ownership interest in AIFU at fair value through profit or loss.

The Deconsolidation of AIFU meet the discontinued operation criteria as it represented a strategic shift that has a major effect on the Group’s financial results. The results of operations for the Deconsolidated AIFU Group are presented as discontinued operations on the unaudited consolidated statements of operations and comprehensive income (loss), and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the unaudited condensed consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted.

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of December 31, 2025 is as follow.

RMB
AIFU stock fair value on December 22, 2025	29,362
Historical cost of the Company's equity interest in AIFU	325,765

As of December 31, 2025
Assets	RMB
Cash and cash equivalents and restricted cash	50,256
Short term investments	5,196
Accounts receivable and contract assets,net	813,404
Other receivables, net	288,339
Other current assets	14,809
Amount due from a related party	13,252
Property, plant, and equipment, net	62,876
Right of use asset	33,589
Deferred tax assets	8,902
Other non-current assets	237,475
Total assets	1,528,098
	As of December 31, 2025
	RMB
Liabilities
Short-term loan	56,000
Accounts payables and accrued commissions	487,590
Accrued payroll	17,940
Other payable and accrued expenses	184,722
Operating lease liabilities	30,771
Income tax payable	67,020
Tax liabilities	25,701
Deferred tax liabilities	187,218
Total liabilities	1,056,962
Total net assets of the Deconsolidated AIFU Group	471,136
Less: Non-controlling interest of the Deconsolidated AIFU Group	(7,384)
Net assets of the Deconsolidated AIFU Group contributable to the Group	478,520
Loss on disposal of the Deconsolidated AIFU Group	(8,202	)*

Note: The actual loss on disposal of the Deconsolidated AIFU Group was RMB8,187. The variance is attributable to: (1) the shareholding ratio was rounded to 7.85%, whereas additional decimal places exist in the actual figure; and (2) the net assets were rounded to the nearest thousand.

The assets and liabilities for discontinued operations of the Deconsolidated AIFU Group comprised the following items as of June 30, 2025:

As of June 30, 2025
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	80,301
Short term investments	543,846
Accounts receivable and contract assets, net	290,972
Other receivables, net	1,154,873
Other current assets	19,793
Total current assets	2,089,785
Non-current assets for discontinued operations
Restricted bank deposit - non-current	16,338
Accounts receivable, net - non current	612,918
Property, plant, and equipment, net	70,432
Deferred tax assets	9,407
Other non-current assets	391,617
Right of use asset	58,070
Total non-current assets	1,158,782
Total assets	3,248,567
As of June 30, 2025
RMB
Current liabilities for discontinued operations
Short-term loan	82,050
Accounts payable and accrued commissions	214,226
Other payable and accrued expenses	148,981
Income taxes payable	77,305
Accrued payroll	10,894
Current operating lease liabilities	28,013
Other current liabilities	34
Total current liabilities	561,503

Non-current liabilities for discontinued operations
Other tax liabilities,non-current	25,700
Non-current operating lease liability	27,278
Accrued commissions – non-current	339,481
Deferred income tax liabilities	204,310
Total non-current liabilities	596,769
Total liabilities	1,158,272
Total net assets of the Deconsolidated AIFU Group	2,090,295

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the six months ended December 31, 2024 and 2025 is as follow:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	685,281	259,121
Operating costs	(414,287)	(139,733)
Selling expenses	(98,462)	(37,484)
General and administrative expenses	(300,954)	(113,162)
Impairment loss	(355,903)	-
Gain (loss) on disposal of subsidiaries	896,085	(122,919)
Net loss from fair value change	(4,738)	(7,016)
Investment income	21,651	34,458
Interest income, net	4,799	12,084
Others, net	(23,808)	(1,693,651)
Gain (loss) from discontinued operations, before income tax	409,664	(1,808,302)
Income tax (expense) benefit	(81,665)	4,380
Share of loss of affiliates	(3,931)	-
Net income (loss) from discontinued operations	324,068	(1,803,922)

The condensed cash flows of Deconsolidated AIFU Group were as follows for the six months ended December 31, 2024 and 2025:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Net cash generated from (used in) operating activities	109,926	(17,758)
Net cash used in investing activities	(166,355)	(6,970)
Net cash generated from (used in) financing activities	36,770	(25,977)

	Six months ended December 31,
	2024	2025
	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	13,520	2,893
Provision for allowance for credit losses on financial assets	39,173	1,685,332
Impairment of goodwill and intangible assets	404,121	-
Loss (gain) on disposal of property and equipment	(1,180)	(5,422)
Property, plant and equipment written off	4,180	-
(Gain) loss on disposal of subsidiaries	(896,977)	30,169
Significant investing activities:
Purchase of property, plant and equipment	(4,226)	(2,266)
Proceeds from disposal of property and equipment	2,875	12,323
Proceeds from disposal of an investment	-	11,629